Derivative Financial Instruments (Narrative) (Details)	12 Months Ended		12 Months Ended							12 Months Ended
	Jan. 31, 2014 USD ($)	Jan. 31, 2013 GBP (£)	Jan. 31, 2014 Cash Flow Hedging [Member] USD ($)	Jan. 31, 2014 Fair Value Hedging [Member]	Jan. 31, 2014 Net Investment Hedging [Member]	Jan. 31, 2014 Net Investment Hedging [Member] United Kingdom and Japan [Member]	Jan. 31, 2014 Net Investment Hedging [Member] UNITED KINGDOM GBP (£)	Jan. 31, 2014 Net Investment Hedging [Member] JAPAN JPY (¥)	Jan. 31, 2013 Net Investment Hedging [Member] JAPAN JPY (¥)	Jan. 31, 2014 Cash Flow Hedging [Member]	Jan. 31, 2014 Cash Flow Hedging [Member] Interest Rate Swap [Member]	Jan. 31, 2014 Cash Flow Hedging [Member] Cross Currency Interest Rate Contract [Member]	Jan. 31, 2014 Netting and Collateral [Member] USD ($)	Jan. 31, 2013 Netting and Collateral [Member] USD ($)
Derivative [Line Items]
Cash Collateral Held from Counterparties													$ 641,000,000	$ 413,000,000
Threshold of derivative liability position requiring cash collateral	150,000,000
Investment maturity date range start				Feb. 28, 2014	Oct. 30, 2023	Aug. 31, 2014					Aug. 31, 2014	Sep. 30, 2029
Investment maturity date range end				May 31, 2014	Feb. 28, 2030	Jan. 31, 2039					Jul. 30, 2015	Mar. 30, 2034
Debt designated as United Kingdom net investment hedge		2,500,000,000					2,500,000,000
Debt designated as Japanese net investment hedge								200,000,000,000	275,000,000,000
Forward Starting Interest Rate Swap Number of Years Hedging Minimum	10
Forward Starting Interest Rate Swap Number of Years Hedging Maximum	30
Forward Starting Interest Rate Swap Termination Date										Oct. 31, 2014
Notional Amount			2,500,000,000
Cash payment for terminated derivatives			74,000,000
Deferred (Gain) Loss on Discontinuation of Cash Flow Hedge			$ 74,000,000